Derivative Instruments - Derivatives by Line Item in Statement of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net gain (loss) from futures and forward currency trading
Total realized and changed in unrealized net gain (loss) from futures and forward currency trading	$ (13,052,471)	$ 45,998,732	$ 18,480,883
Futures, Forward, and Swap Contracts
Net gain (loss) from futures and forward currency trading
Total realized and changed in unrealized net gain (loss) from futures and forward currency trading	(13,052,471)	45,998,732	18,480,883
Futures Contracts
Net gain (loss) from futures and forward currency trading
Realized	(1,421,184)	61,055,762	(6,521,514)
Change in unrealized	(10,721,873)	(13,116,223)	22,439,955
Total realized and changed in unrealized net gain (loss) from futures and forward currency trading	(12,143,057)	47,939,539	15,918,441
Forward Contracts
Net gain (loss) from futures and forward currency trading
Realized	(2,018,078)	(994,524)	3,234,628
Change in unrealized	(59,436)	(946,283)	(672,186)
Total realized and changed in unrealized net gain (loss) from futures and forward currency trading	(2,077,514)	$ (1,940,807)	$ 2,562,442
Swap Contracts
Net gain (loss) from futures and forward currency trading
Change in unrealized	1,168,100
Total realized and changed in unrealized net gain (loss) from futures and forward currency trading	$ 1,168,100